INCOME TAX EXPENSE - Reconciliation to Canadian Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major components of tax expense (income) [Table]
Applicable tax rate	26.50%	26.50%
Tax expense (income) at applicable tax rate	$ 746	$ 446
Increase (decrease) due to:
Allowances and special tax deductions	(184)	(146)
Impact of foreign tax rates	(79)	(146)
Non-deductible expenses / (non-taxable income)	72	(38)
Goodwill impairment charges not tax deductible	0	325
Taxable gains on sales of non-current assets	6	1
Net currency translation losses on current and deferred tax balances	289	59
Tax impact from pass-through entities and equity accounted investments	(183)	(196)
Current year tax results sheltered by previously unrecognized deferred tax assets	(22)	33
Recognition and derecognition of deferred tax assets	(142)	15
Adjustments in respect of prior years	23	17
Increase to income tax related contingent liabilities	54	13
Impact of tax rate changes	(2)	0
Withholding taxes	61	82
Mining taxes	224	201
Tax impact of amounts recognized within accumulated OCI	(2)	(7)
Other items	0	5
Income tax expense	$ 861	$ 664